Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
March 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.04%
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31 =	360,000	$362,081
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA1 M1 144A 0.667% (SOFR + 0.65%) 1/25/51 #, •	115,000	114,862
Series 2021-HQA1 M1 144A 0.717% (SOFR + 0.70%) 8/25/33 #, •	100,000	99,876
Total Agency Collateralized Mortgage Obligations (cost $577,138)		576,819

Agency Mortgage-Backed Securities — 12.02%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	105,145	109,410
2.50% 11/1/35	260,953	271,559
Fannie Mae S.F. 30 yr
3.50% 1/1/48	270,231	290,302
4.50% 1/1/43	190,310	212,128
4.50% 2/1/44	134,583	152,113
4.50% 4/1/44	151,154	170,383
4.50% 11/1/44	186,957	210,332
4.50% 10/1/45	408,470	457,216
5.00% 7/1/47	441,972	513,659
5.00% 5/1/48	255,824	284,990

Freddie Mac S.F. 15 yr 1.50% 3/1/36	170,323	171,410
Freddie Mac S.F. 30 yr
2.50% 2/1/51	269,818	277,221
4.50% 7/1/45	35,562	39,955
5.00% 8/1/48	208,114	231,218
Total Agency Mortgage-Backed Securities (cost $3,348,867)		3,391,896

Collateralized Debt Obligations — 7.45%
Ballyrock CLO Series 2020-2A A1 144A 1.529% (LIBOR03M + 1.32%, Floor 1.32%) 10/20/31 #, •	250,000	250,901
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
BlueMountain CLO XXX Series 2020-30A A 144A 1.549% (LIBOR03M + 1.39%, Floor 1.39%) 1/15/33 #, •	250,000	$250,942
Cedar Funding IX CLO Series 2018-9A A1 144A 1.204% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	250,185
CIFC Funding Series 2013-4A A1RR 144A 1.273% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	250,000	250,278
Dryden 83 CLO Series 2020-83A A 144A 1.457% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	250,000	249,934
KKR CLO 32 Series 32A A1 144A 1.556% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	100,000	100,369
LCM XVIII Series 18A A1R 144A 1.244% (LIBOR03M + 1.02%) 4/20/31 #, •	250,000	250,101
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.414% (LIBOR03M + 1.19%) 1/20/31 #, •	250,000	250,268
York CLO-6 Series 2019-1A A1 144A 1.572% (LIBOR03M + 1.35%) 7/22/32 #, •	250,000	250,183
Total Collateralized Debt Obligations (cost $2,090,076)		2,103,161

Corporate Bonds — 49.44%
Banking — 12.18%
Ally Financial 5.75% 11/20/25	118,000	134,139

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
1.658% 3/11/27 μ	60,000	$60,224
3.458% 3/15/25 μ	80,000	85,938

BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	200,625
BBVA USA 3.875% 4/10/25	250,000	273,299
Citizens Bank 0.918% (LIBOR03M + 0.72%) 2/14/22 •	250,000	251,188
DNB Boligkreditt 144A 2.50% 3/28/22 #	500,000	510,779
Fifth Third Bancorp
2.375% 1/28/25	35,000	36,531
3.65% 1/25/24	35,000	37,729
Goldman Sachs Group
0.821% (SOFR + 0.81%) 3/9/27 •	270,000	268,344
1.364% (LIBOR03M + 1.17%) 5/15/26 •	205,000	207,802
1.431% 3/9/27 μ	55,000	54,533
3.50% 4/1/25	20,000	21,676

Huntington Bancshares 2.30% 1/14/22	30,000	30,428
JPMorgan Chase & Co.
0.59% (SOFR + 0.58%) 3/16/24 •	90,000	90,320
1.04% 2/4/27 μ	25,000	24,395
4.023% 12/5/24 μ	330,000	358,161
4.60% 2/1/25 μ, ψ	20,000	20,250
5.00% 8/1/24 μ, ψ	25,000	25,863
Morgan Stanley
1.413% (LIBOR03M + 1.22%) 5/8/24 •	145,000	147,311
2.75% 5/19/22	25,000	25,681
3.737% 4/24/24 μ	25,000	26,586

PNC Bank 2.70% 11/1/22	10,000	10,351
Regions Financial 3.80% 8/14/23	50,000	53,654
Toronto-Dominion Bank 0.367% (SOFR + 0.355%) 3/4/24 •	195,000	195,160
Truist Bank 2.636% 9/17/29 μ	215,000	225,488
US Bancorp 3.375% 2/5/24	55,000	59,305
		3,435,760
Basic Industry — 1.90%
Avient 144A 5.75% 5/15/25 #	139,000	147,861
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
DuPont de Nemours 2.169% 5/1/23	110,000	$110,498
First Quantum Minerals 144A 7.50% 4/1/25 #	200,000	206,750
LYB International Finance III 2.875% 5/1/25	25,000	26,415
PowerTeam Services 144A 9.033% 12/4/25 #	40,000	44,200
		535,724
Brokerage — 0.97%
Charles Schwab
0.75% 3/18/24	135,000	135,785
4.00% 6/1/26 μ, ψ	30,000	30,519

SURA Asset Management 144A 4.875% 4/17/24 #	100,000	108,704
		275,008
Capital Goods — 3.80%
General Dynamics 3.00% 5/11/21	145,000	145,399
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	168,000	170,520
Roper Technologies 2.35% 9/15/24	145,000	151,631
Spirit AeroSystems 144A 5.50% 1/15/25 #	60,000	63,525
Teledyne Technologies 0.95% 4/1/24	280,000	279,022
Terex 144A 5.625% 2/1/25 #	55,000	56,547
TransDigm
144A 6.25% 3/15/26 #	25,000	26,536
144A 8.00% 12/15/25 #	71,000	77,390

Welbilt 9.50% 2/15/24	28,000	28,893
WESCO Distribution 144A 7.125% 6/15/25 #	66,000	72,258
		1,071,721
Communications — 2.54%
AMC Networks 5.00% 4/1/24	30,000	30,413

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	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Clear Channel Worldwide Holdings 9.25% 2/15/24	17,000	$17,717
Crown Castle International 1.05% 7/15/26	55,000	53,280
Fox
3.666% 1/25/22	160,000	164,244
4.03% 1/25/24	100,000	108,679
T-Mobile USA
144A 1.50% 2/15/26 #	30,000	29,763
144A 3.50% 4/15/25 #	105,000	113,387

Verizon Communications 0.75% 3/22/24	200,000	200,278
		717,761
Consumer Cyclical — 2.52%
Boyd Gaming 144A 8.625% 6/1/25 #	54,000	60,116
Caesars Entertainment 144A 6.25% 7/1/25 #	40,000	42,691
Carnival 144A 7.625% 3/1/26 #	51,000	54,853
Ford Motor 8.50% 4/21/23	133,000	148,461
General Motors Financial
3.45% 4/10/22	50,000	51,183
4.15% 6/19/23	30,000	32,196
5.25% 3/1/26	7,000	8,024

IRB Holding 144A 7.00% 6/15/25 #	8,000	8,626
L Brands 144A 6.875% 7/1/25 #	25,000	27,796
Prime Security Services Borrower 144A 5.25% 4/15/24 #	68,000	72,617
Scientific Games International 144A 5.00% 10/15/25 #	75,000	77,771
Six Flags Entertainment 144A 4.875% 7/31/24 #	70,000	70,787
Station Casinos 144A 5.00% 10/1/25 #	15,000	15,216
VF 2.40% 4/23/25	40,000	41,725
		712,062
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 5.59%
AbbVie
2.60% 11/21/24	90,000	$95,070
3.75% 11/14/23	115,000	123,923

Anheuser-Busch InBev Worldwide 4.15% 1/23/25	355,000	394,719
Bausch Health 144A 6.125% 4/15/25 #	57,000	58,494
Bristol-Myers Squibb 2.90% 7/26/24	83,000	88,737
CVS Health 3.70% 3/9/23	14,000	14,862
General Mills 3.70% 10/17/23	80,000	85,853
Gilead Sciences 3.70% 4/1/24	80,000	86,199
Keurig Dr Pepper 3.551% 5/25/21	60,000	60,273
Molson Coors Beverage 2.10% 7/15/21	95,000	95,301
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	35,000	37,694
Pilgrim's Pride 144A 5.75% 3/15/25 #	61,000	62,333
Royalty Pharma
144A 1.20% 9/2/25 #	35,000	34,313
144A 1.75% 9/2/27 #	25,000	24,299

Takeda Pharmaceutical 4.40% 11/26/23	200,000	218,783
Tenet Healthcare 5.125% 5/1/25	74,000	75,132
Viatris
144A 1.65% 6/22/25 #	10,000	10,045
144A 2.30% 6/22/27 #	10,000	10,098
		1,576,128
Electric — 5.12%
AEP Texas 2.40% 10/1/22	140,000	143,835
Avangrid 3.20% 4/15/25	60,000	64,299
CenterPoint Energy 3.85% 2/1/24	36,000	39,022
Cleveland Electric Illuminating 5.50% 8/15/24	115,000	131,199
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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Duke Energy
1.80% 9/1/21	165,000	$165,815
4.875% 9/16/24 μ, ψ	65,000	68,835

Entergy 4.00% 7/15/22	90,000	93,493
Entergy Louisiana 4.05% 9/1/23	10,000	10,757
NextEra Energy Capital Holdings 3.15% 4/1/24	85,000	90,647
NRG Energy 144A 3.75% 6/15/24 #	95,000	101,839
Pacific Gas and Electric 2.10% 8/1/27	75,000	73,539
Southern California Edison 1.10% 4/1/24	210,000	210,151
Vistra Operations 144A 3.55% 7/15/24 #	105,000	109,944
WEC Energy Group 0.80% 3/15/24	140,000	140,064
		1,443,439
Energy — 4.68%
Apache 4.625% 11/15/25	42,000	43,325
Enbridge 0.413% (SOFR + 0.40%) 2/17/23 •	85,000	85,153
Energy Transfer 5.25% 4/15/29	25,000	28,476
Energy Transfer Operating 7.125% 5/15/30 μ, ψ	75,000	73,260
Exxon Mobil 2.019% 8/16/24	130,000	135,429
Marathon Oil 2.80% 11/1/22	19,000	19,493
MPLX
1.75% 3/1/26	25,000	25,055
4.875% 12/1/24	135,000	151,573

Murphy Oil 5.75% 8/15/25	57,000	57,137
NuStar Logistics 5.75% 10/1/25	73,000	78,257
Occidental Petroleum 5.50% 12/1/25	58,000	61,422
ONEOK 7.50% 9/1/23	115,000	131,195
Sabine Pass Liquefaction 5.75% 5/15/24	110,000	124,185
Schlumberger Holdings 144A 3.75% 5/1/24 #	145,000	156,492
Southwestern Energy 6.45% 1/23/25	69,000	74,196
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Western Midstream Operating 4.35% 2/1/25	32,000	$33,171
WPX Energy 5.25% 9/15/24	39,000	43,339
		1,321,158
Finance Companies — 2.70%
AerCap Ireland Capital DAC 3.15% 2/15/24	150,000	156,375
Air Lease 2.875% 1/15/26	15,000	15,574
Aviation Capital Group
144A 1.95% 1/30/26 #	40,000	38,999
144A 2.875% 1/20/22 #	130,000	131,898
144A 4.375% 1/30/24 #	10,000	10,640
Avolon Holdings Funding
144A 2.75% 2/21/28 #	35,000	32,922
144A 3.95% 7/1/24 #	85,000	88,925

DAE Funding 144A 4.50% 8/1/22 #	80,000	80,700
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	206,375
		762,408
Insurance — 1.31%
Equitable Holdings 3.90% 4/20/23	61,000	64,870
GA Global Funding Trust 144A 1.00% 4/8/24 #	200,000	199,776
USI 144A 6.875% 5/1/25 #	103,000	105,123
		369,769
Technology — 2.52%
Global Payments 2.65% 2/15/25	100,000	105,125
International Business Machines 3.00% 5/15/24	100,000	107,289
Microchip Technology
3.922% 6/1/21	30,000	30,174
4.333% 6/1/23	55,000	59,025

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	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
NXP
144A 2.70% 5/1/25 #	5,000	$5,248
144A 4.875% 3/1/24 #	165,000	183,464

PayPal Holdings 1.35% 6/1/23	145,000	147,642
Sabre GLBL 144A 7.375% 9/1/25 #	68,000	74,310
		712,277
Transportation — 3.61%
Delta Air Lines
144A 7.00% 5/1/25 #	144,000	166,001
7.375% 1/15/26	42,000	49,160

Heathrow Funding 144A 4.875% 7/15/23 #	691,000	697,825
Penske Truck Leasing 144A 1.20% 11/15/25 #	60,000	58,989
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	40,000	45,297
		1,017,272
Total Corporate Bonds (cost $13,805,371)		13,950,487

Non-Agency Asset-Backed Securities — 6.77%
CarMax Auto Owner Trust Series 2018-2 B 3.37% 10/16/23	150,000	154,730
Chase Auto Credit Linked Notes Series 2020-2 B 144A 0.84% 2/25/28 #	239,537	239,797
Hyundai Auto Lease Securitization Trust Series 2021-A B 144A 0.61% 10/15/25 #	900,000	899,051
Hyundai Auto Receivables Trust Series 2019-B A2 1.93% 7/15/22	97,384	97,540
John Deere Owner Trust Series 2019-A A3 2.91% 7/17/23	134,495	136,394
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	27,945	27,964
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	235,000	$234,683
Verizon Owner Trust Series 2018-A A1A 3.23% 4/20/23	117,732	118,888
Total Non-Agency Asset-Backed Securities (cost $1,902,272)		1,909,047

US Treasury Obligations — 22.02%
US Treasury Floating Rate Note 0.069% (USBMMY3M + 0.049%) 1/31/23 •	115,000	115,063
US Treasury Notes
0.125% 2/28/23	1,755,000	1,754,040
0.25% 3/15/24	1,875,000	1,870,093
1.50% 10/31/21	1,750,000	1,764,800
1.75% 7/31/24	680,000	709,444
Total US Treasury Obligations (cost $6,174,804)		6,213,440
	Number of shares
Short-Term Investments — 1.79%
Money Market Mutual Funds — 1.79%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	126,519	126,519
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	126,520	126,520
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	126,520	126,520
NQ-FL8 [3/21] 5/21 (1643631)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	126,520	$126,520
Total Short-Term Investments (cost $506,079)		506,079

Total Value of Securities—101.53% (cost $28,404,607)		28,650,929
Liabilities Net of Receivables and Other Assets—(1.53%)		(431,479)
Net Assets Applicable to 2,910,198 Shares Outstanding—100.00%		$28,219,450
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $8,682,791, which represents 30.77% of the Series' net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
USD – US Dollar

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